UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

_X_Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2023 to March 31, 2023

Date of Report (Date of earliest event reported) May 12, 2023

Commission File Number of securitizer:  025-02386

Central Index Key Number of securitizer:  0001657718

Ygrene Energy Fund, Inc.
 (Exact name of securitizer as specified in its charter)
Zach Eskelson
(707) 779-2007
 ___________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

___ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

__________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Ygrene Energy Fund, Inc. (the “Securitizer”) hereby makes its quarterly filing to disclose repurchase activity during the period of the first calendar quarter of 2023, ending March 31, 2023.

Twenty-one (21) property-assessed clean energy asset securitized and held by GoodGreen 2022-1 (the “2022-1 PACE Assets”) were the subject of a repurchase under the 2022-1 Representations and Warranties Agreement, dated as of March 16, 2022 (the “2022-1 Representations and Warranties Agreement”), by and among the Securitizer, as representations and warranties obligor, GoodGreen Funding 2022-1 LLC, as depositor, GoodGreen 2022-1, as issuer (the “2022-1 Issuer”), and U.S. Bank Trust Company, National Association, as ABS note trustee, pursuant to the 2022-1 Indenture, dated as of March 16, 2022 (the “2022-1 Indenture”), by and among the 2022-1 Issuer, U.S. Bank Trust Company, National Association, as ABS note trustee, U.S. Bank National Association, as bank, and the Securitizer, as U.S. administrator (as to Section 7.01(g), 10.18 and 10.23).

The Securitizer repurchased the 2022-1 Pace Assets in March 2023.

The disclosures required by Rule 15Ga-1(c)(2) (17 CFR 240.15Ga-1(c)(2)) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1
Table of all assets securitized by the Securitizer that were the subject of a repurchase request with respect to the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

YGRENE ENERGY FUND, INC.
(Securitizer)

By: /s/ Zach Eskelson
Name: Zach Eskelson
Title: Senior Officer in Charge of Securitization

Date:  May 12, 2023